Net Investments in Operating Leases (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Financing Receivable, Allowance for Credit Loss	$ 513				$ 589				$ 513	$ 589	$ 597
Provision for Loan and Lease Losses	(107)	$ (93)	$ (63)	$ (33)	(136)	$ (127)	$ (69)	$ (94)	$ (296)	(426)	(469)
Length of lease contract									60 months or less
Vehicles, at cost	33,431				33,593				$ 33,431	33,593
Accumulated depreciation	(5,772)				(6,144)				(5,772)	(6,144)
Net investment in operating leases before allowance for credit losses	27,659				27,449				27,659	27,449
Net investment in operating leases	27,659				27,449				27,659	27,449
Continuing Involvement with Continued to be Recognized Transferred Financial Assets, Amount Outstanding	14,900				16,300				14,900	16,300
Operating Leases, Future Minimum Payments Receivable [Abstract]
2019	4,708								4,708
2020	2,929								2,929
2021	1,083								1,083
2022	83								83
2023	6								6
Operating Leases, Future Minimum Payments Receivable	8,809								$ 8,809
Net investment in operating lease, payment extension									6 months
Net investment in operating lease, term and payment extension									12 months
Lessor, Operating Lease, Payments to be Received, 2020	4,706								$ 4,706
Lessor, Operating Lease, Payments to be Received, 2021	2,898								2,898
Lessor, Operating Lease, Payments to be Received, 2022	1,011								1,011
Lessor, Operating Lease, Payments to be Received, 2023	78								78
Lessor, Operating Lease, Payments to be Received, 2024	5								5
Lessor, Operating Lease, Payments to be Received	8,698								8,698
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease	923	$ 894	$ 894	$ 924	998	$ 936	$ 986	$ 1,053	3,635	3,973	4,254
Affiliated Entity [Member]
Property Subject to or Available for Operating Lease [Line Items]
Related Party Transaction, Deferred Interest Supplements and Residual Support Payments on Net Investment in Operating Leases	$ 3,100				3,300				3,100	3,300
Related Party Transaction, Earned Interest Supplements and Residual Support Costs, Net Investment in Operating Lease									2,600	2,400	2,100
Related Party Transactions, Cash Received and Interest Supplements, Net Investment in Operating Lease									$ 2,500	2,800	2,400
Property Subject to Operating Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Accumulated depreciation					(78)					(78)
Adjustments for New Accounting Pronouncement [Member]
Property Subject to or Available for Operating Lease [Line Items]
Financing Receivable, Allowance for Credit Loss					$ 78					78
Provision for Loan and Lease Losses										(106)	(119)
Operating Leases, Future Minimum Payments Receivable [Abstract]
Operating Leases, Income Statement, Depreciation Expense on Property Subject to or Held-for-lease										$ 106	$ 119